CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Millions, except Share data, unless otherwise specified	Total	Stated value	Additional Paid In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Shares	Total Tevas share holders equity	Noncontrolling Interest
Balance as of at Dec. 31, 2009	$ 19,259	$ 49	$ 12,880	$ 6,662	$ 555	$ 924	$ 19,222	$ 37
Shares, balance at Period Start at Dec. 31, 2009		923,000,000
Comprehensive income:
Comprehensive Income	3,134			3,331	(205)		3,126	8
Exercise of options and RSUs by employees	180	0	180				180
Exercise of options and RSUs by employees, shares		7,000,000
Stock-based compensation expense	80		80				80
Dividends	(673)			(668)			(668)	(5)
Acquisition of non-controlling interest	15						0	15
Conversion of convertible senior debentures	92	0	92				92
Conversion of convertible senior debentures, shares		3,000,000
Treasury shares	99					99	99
Other Equity	14	0	14				14
Stock Holders Equity Other Shares		4,000,000
Balance at Period End at Dec. 31, 2010	22,002	49	13,246	9,325	350	1,023	21,947	55
Shares, balance at Preiod End at Dec. 31, 2010		937,000,000
Comprehensive income:
Comprehensive Income	1,826			2,759	(939)		1,820	6
Exercise of options and RSUs by employees	71	0	71				71
Exercise of options and RSUs by employees, shares		3,000,000
Stock-based compensation expense	91		91				91
Dividends	(800)			(800)			(800)
Acquisition of non-controlling interest	(75)		(55)				(55)	(20)
Disposition of non-controlling interests	(15)							(15)
Conversion of convertible senior debentures	12	0	12				12
Conversion of convertible senior debentures, shares		2,000,000
Treasury shares	901					901	901
Other Equity	3	1	9				10	(7)
Stock Holders Equity Other Shares		0
Noncontrolling Interests arising from Business Combination	129							129
Balance at Period End at Dec. 31, 2011	22,343	50	13,374	11,284	(589)	1,924	22,195	148
Shares, balance at Preiod End at Dec. 31, 2011		942,000,000
Comprehensive income:
Comprehensive Income	2,484			1,963	572		2,535	(51)
Exercise of options and RSUs by employees	14	0	14				14
Exercise of options and RSUs by employees, shares		2,000,000
Stock-based compensation expense	82		82				82
Dividends	(901)			(901)			(901)
Treasury shares	1,161					1,161	1,161
Other Equity	6	0	4				4	2
Stock Holders Equity Other Shares		0
Balance at Period End at Dec. 31, 2012	$ 22,867	$ 50	$ 13,474	$ 12,346	$ (17)	$ 3,085	$ 22,768	$ 99
Shares, balance at Preiod End at Dec. 31, 2012		944,000,000